Intangible Assets, Net - Schedule of Estimated Future Amortization Expense (Details) - USD ($)	Jun. 30, 2025	Jun. 30, 2024
Schedule of Estimated Future Amortization Expense [Abstract]
2026	$ 14,966
2027	14,966
2028	14,966
2029	14,966
2030	14,966
Thereafter	447,730
Total	$ 522,560	$ 539,925